Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are generally depreciated over the following estimated useful lives on a straight-line basis:

Buildings and improvements	20 to 40 years
Land improvements	10 to 20 years
Furniture and fixtures	3 to 20 years
Equipment	3 to 20 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing promotional allowances is primarily included in casino expenses as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Rooms	$112,313	$115,463	$111,842
Food and beverage	279,041	295,667	294,555
Entertainment, retail and other	39,388	39,673	39,606
	$430,742	$450,803	$446,003

Schedule of Diluted Weighted-Average Number of Common and Common Equivalent Shares Adjustments for Potential Dilution of Share-Based Awards Outstanding

Diluted weighted-average common and common equivalent shares includes adjustments for potential dilution of share-based awards outstanding under the Company’s stock compensation plans and the assumed conversion of convertible debt, unless the effect of inclusion of such shares would be antidilutive.

	Year Ended December 31,
	2015	2014	2013
Numerator:	(In thousands)
Net loss attributable to MGM Resorts International - basic	$(447,720)	$(149,873)	$(171,734)
Potentially dilutive effect due to MGM China Share Option Plan	—	(340)	(104)
Net loss attributable to MGM Resorts International - diluted	$(447,720)	$(150,213)	$(171,838)
Denominator:
Weighted-average common shares outstanding - basic and diluted	542,873	490,875	489,661
Antidilutive share-based awards excluded from the calculation of diluted earnings per share	18,276	19,254	18,468

Schedule of Accumulated Other Comprehensive Income

Elements of the Company’s accumulated other comprehensive income are reported in the accompanying consolidated statements of stockholders’ equity, and the cumulative balance of these elements consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Currency translation adjustments	$27,167	$23,440
Other comprehensive income from unconsolidated affiliates	—	672
Accumulated other comprehensive income	27,167	24,112
Less: Currency translation adjustment attributable to noncontrolling interests	(13,145)	(11,121)
Accumulated other comprehensive income attributable to MGM Resorts International	$14,022	$12,991